EQUITY (Narrative) (Details)	1 Months Ended				12 Months Ended					63 Months Ended	153 Months Ended
	Jul. 31, 2017 USD ($) $ / shares shares	Apr. 30, 2017 USD ($) $ / shares shares	Mar. 31, 2015 USD ($) $ / shares shares	May 30, 2014 USD ($)	Dec. 31, 2018 USD ($) shares yr $ / shares	Dec. 31, 2018 ILS (₪) shares	Dec. 31, 2017 USD ($) shares yr	Dec. 31, 2016 USD ($) shares yr	Dec. 31, 2013	Dec. 31, 2017 USD ($) shares yr	Dec. 31, 2015 ILS (₪) shares	Mar. 31, 2019 shares	Oct. 31, 2017 USD ($)	Nov. 30, 2014 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity date of warrant					February 2017	February 2017
Underwritten public offering | shares		33,823,529	14,375,000
Public offering price | $ / shares		$ 0.85	$ 2.00
Proceeds from public offering, gross		$ 28,800,000	$ 28,800,000
Proceeds from public offering, net		$ 26,200,000	$ 26,400,000
Issuance expense					$ 90,000		$ 133,000
Gross proceeds					$ 3,830,000		$ 38,773,000	$ 2,183,000
Ordinary shares, authorized | shares					250,000,000		250,000,000			250,000,000
Remaining authorized unissued ordinary shares | shares					1,800,000									14,800,000
Exercise price | ₪						₪ 0.1
Option outstanding | shares					11,459,697		10,651,097	4,557,927		10,651,097
Weighted average contractual life | yr					7.5		7.8	5.5		7.8
Risk-free interest rate (%)					3.00%	3.00%	2.00%	2.00%
Average standard deviation					61.00%	61.00%	63.00%	66.00%
BTIG, LLC [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share purchase agreement, shares | shares					5,439,203
Net proceeds from transaction					$ 5,100,000
Available balance under the facility					24,900,000
Aggregate offering price													$ 30,000,000
Percentage of commission on sales agreement													3.00%
Warrant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Change in fair value					$ 1,200,000		$ 100,000
Risk-free interest rate (%)	1.66%				2.47%	2.47%	2.09%
Average standard deviation	57.80%				55.30%	55.30%	56.80%
Direct Placement [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Change in fair value	$ 1,100,000
OrbiMed Advisors LLC [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercisable term of warrant									5 Years
BVF Partners L.P. [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares issued to purchase warrant | shares	8,495,575
Gross proceeds	$ 9,600,000
Net proceeds from transaction	$ 9,500,000
BVF Partners L.P. [Member] | Series A [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares issued to purchase warrant | shares	2,973,451
Exercise price of shares issued | $ / shares	$ 2.00
Exercisable term of warrant	4 Years
BVF Partners L.P. [Member] | Series B [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares issued to purchase warrant | shares	2,973,451
Exercise price of shares issued | $ / shares	$ 4.00
Exercisable term of warrant	4 Years
Lincoln Park Capital Fund [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share purchase agreement				$ 20,000,000
Purchase agreement period				36 months
Share issued as additional commitment fee | shares					150	150				138,766
Commitment fee					$ 300,000					$ 140,000
Additional commitment fee					$ 500,000
Gross proceeds										$ 7,000,000
Sale of stock | shares										5,550,603
Consultants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Ordinary shares, issued | shares					35,000		105,000	150,000		105,000	81,523
Weighted average exercise price					$ 3.48		$ 4.056	$ 4.55			₪ 20.69
Option vested and exercised					The options to consultants generally vest over four years and may be exercised for periods of between five and ten years.	The options to consultants generally vest over four years and may be exercised for periods of between five and ten years.
Option outstanding | shares					300,000
Weighted average exercise price | ₪						₪ 4.42
Weighted average contractual life | yr					7.80
BioLineRx [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Commitment fee					$ 50,000
Additional commitment fee					$ 200,000
Percentage of commission on sales agreement					2.00%
NASDAQ [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Market price of ordinary shares | $ / shares					$ 0.44
TASE [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Market price of ordinary shares | $ / shares					$ 1.63
2003 Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Ordinary shares, issued | shares					11,759,697
Remaining authorized unissued ordinary shares | shares							5,200,000			5,200,000	5,000,000			1,600,000
2003 Plan [Member] | Additional Shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Remaining authorized unissued ordinary shares | shares												9,000,000
PSU [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option vested | shares					285,410	285,410